FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Unrecognised gains or (losses) for derivatives trading (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative financial instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	$ 118,018	$ 71,487
New trades	1,327,620	491,792
Amortization	(1,320,306)	(397,696)
Sale or transfer	(39,605)	(47,565)
Ending balance	85,727	118,018
Forwards
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	61,724	16,918
New trades	1,159,069	315,395
Amortization	(1,176,173)	(265,268)
Sale or transfer	(8,331)	(5,321)
Ending balance	36,289	61,724
Swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	16,580	27,894
New trades	(26,905)	11,937
Amortization	4,166	(18,723)
Sale or transfer	(7,471)	(4,528)
Ending balance	(13,630)	16,580
Options
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	39,714	26,675
New trades	195,456	164,460
Amortization	(148,299)	(113,705)
Sale or transfer	(23,803)	(37,716)
Ending balance	$ 63,068	$ 39,714